Capital structure and financial items - Cash and cash equivalents and free cash flow - Narrative (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Restricted cash and cash equivalents	kr 1,123	kr 653